Organization and Principal Activities (Details 1)	Jun. 30, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 2,476,198
Prepaid expenses and other current assets	209
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$ 2,418,444